Related Party Transactions - Additional Information (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
China Telecom Group [member]
Disclosure of transactions between related parties [Line Items]
Allowance for doubtful debts	¥ 0	¥ 0
China Tower Corporation Limited [member]
Disclosure of transactions between related parties [Line Items]
Allowance for doubtful debts	¥ 0	¥ 0